Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2024	2023 (1)
	Contract amounts
Unutilized credit commitments (2)	$383,882	$358,916
Backstop liquidity facilities	23,734	19,314
Standby and performance letters of credit	22,181	20,204
Documentary and commercial letters of credit	183	203
Other commitments to extend credit	10,431	1,704
	$440,411	$400,341

(1)	Certain information has been revised to conform to the current year presentation.
(2)	Includes $189.6 billion (2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary Of Asset Pledging Amounts and Related Activities
In the normal course of business,
on-
and
off-balance
sheet assets are pledged as collateral for various activities. The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2024	2023
Assets pledged in relation to:
Securities lending	$63,072	$54,870
Obligations related to securities sold under repurchase agreements	109,151	89,971
Obligations related to securities sold short	21,642	18,666
Securitizations	20,105	18,504
Covered bonds	39,257	33,628
Derivatives	24,200	22,245
Foreign governments and central banks (1)	560	862
Clearing systems, payment systems, and depositories (2)	1,605	999
Other	11	13
	$279,603	$239,758

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.